Reporting Entity - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Avianca Ecuador [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Ecuador
Percentage of ownership interest	99.62%	99.62%
Aerovias del Continente Americano S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia
Percentage of ownership interest	99.98%	99.98%
Avianca, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	EE.UU.
Percentage of ownership interest	100.00%	100.00%
Avianca Leasing, LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	EE.UU.
Percentage of ownership interest	100.00%	100.00%
Grupo Taca Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Bahamas
Percentage of ownership interest	100.00%	100.00%
Latin Airways Corp. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Panama
Percentage of ownership interest	100.00%	100.00%
Life Miles Ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Bermuda
Percentage of ownership interest	70.00%	70.00%
Avianca Costa Rica S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Costa Rica
Percentage of ownership interest	92.40%	92.40%
Taca International Airlines, S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	El Salvador
Percentage of ownership interest	96.83%	96.84%
Tampa Cargo Logistics, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	EE.UU.
Percentage of ownership interest	99.98%	99.98%
Tampa Cargo S.A.S. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia
Percentage of ownership interest	99.98%	99.98%
Technical and Training Services, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	El Salvador
Percentage of ownership interest	99.00%	99.00%
Avianca Peru S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Perú
Percentage of ownership interest	100.00%	100.00%
Vu-Marsat S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Costa Rica
Percentage of ownership interest	100.00%	100.00%